Cambria Global Tail Risk ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	97.0%
Purchased Options	3.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

		Shares	Value
Exchange Traded Funds - 90.8%
iShares® 7-10 Year Treasury Bond ETF		6,327	$607,835
iShares® TIPS Bond ETF		5,441	588,607
VanEck J.P. Morgan EM Local Currency Bond ETF		21,863	529,303
Vanguard Total International Bond ETF		10,666	529,140
Total Exchange Traded Funds (Cost $2,327,888)			2,254,885

	Notional Amount	Contracts
Options Purchased - 2.8%
Put Options - 2.8%			$–
MSCI EAFE Index,		–	$–
Expiration: 09/20/2024; Exercise Price: $1,900	$476,288	2	110
Expiration: 12/20/2024; Exercise Price: $2,000	1,428,864	6	5,820
Expiration: 03/21/2025; Exercise Price: $2,100	2,857,728	12	32,880
Expiration: 06/20/2025; Exercise Price: $2,200	238,144	1	5,865
MSCI Emerging Markets Index,		–	$–
Expiration: 09/20/2024; Exercise Price: $900	325,431	3	210
Expiration: 12/20/2024; Exercise Price: $900	976,293	9	3,600
Expiration: 03/21/2025; Exercise Price: $950	1,301,724	12	14,100
Expiration: 06/20/2025; Exercise Price: $1,000	325,431	3	7,815
Total Options Purchased (Cost $184,823)			70,400

		Shares
Short-Term Investments - 5.1%
Money Market Funds - 5.1%
First American Treasury Obligations Fund - Class X, 5.20% (a)		125,669	125,669
Total Short-Term Investments (Cost $125,669)			125,669

Total Investments - 98.7% (Cost $2,638,380)			2,450,954
Other Assets in Excess of Liabilities - 1.3%			33,020
Total Net Assets - 100.0%			$2,483,974

Percentages are stated as a percent of net assets.

EAFE – Europe, Australasia and Far East EM – Emerging Markets ETF – Exchange Traded Funds MSCI – Morgan Stanley Capital International TIPS – Treasure Inflation Protected Security

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Cambria Global Tail Risk ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,254,885	$–	$–	$2,254,885
Options Purchased	–	70,400	–	70,400
Money Market Funds	125,669	–	–	125,669
Total Assets	$2,380,554	$70,400	$–	$2,450,954

The average notional amount of purchased option contracts during the period ended July 31, 2024, was $6,797,500.